Fair Value Measurements (Quantitative Information for Assets Measured at Fair Value) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans		$ 6,426	$ 6,553
Other real estate owned		617	232
Impaired Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans		2,232	3,370
Other Real Estate Owned [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned		150
Mortgage Servicing Rights [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage servicing rights		205	193
Measured at Fair Value on a Non-Recurring Basis [Member] | Impaired Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans		$ 2,232	$ 3,370
Valuation Technique	[1]	Appraisal of collateral (1)	Appraisal of collateral (1)
Unobservable Inputs	[2]	Appraisal and liquidation adjustments (2)	Appraisal and liquidation adjustments (2)
Weighted average volatility rate		16.10%	11.20%
Measured at Fair Value on a Non-Recurring Basis [Member] | Other Real Estate Owned [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned		$ 150
Valuation Technique		Appraisal of collateral (1)
Unobservable Inputs	[2]	Appraisal and liquidation adjustments (2)
Range		32.00%
Weighted average volatility rate		32.00%
Measured at Fair Value on a Non-Recurring Basis [Member] | Mortgage Servicing Rights [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage servicing rights		$ 205	$ 193
Valuation Technique		Multiple of annual servicing fee	Multiple of annual servicing fee	[1]
Unobservable Inputs		Estimated pre-payment speed, based on rate and term	Estimated pre-payment speed, based on rate and term	[2]
Weighted average volatility rate		364.00%	360.00%
Measured at Fair Value on a Non-Recurring Basis [Member] | Minimum [Member] | Impaired Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range		7.00%	7.00%
Measured at Fair Value on a Non-Recurring Basis [Member] | Minimum [Member] | Mortgage Servicing Rights [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range		300.00%	300.00%
Measured at Fair Value on a Non-Recurring Basis [Member] | Maximum [Member] | Impaired Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range		37.00%	15.00%
Measured at Fair Value on a Non-Recurring Basis [Member] | Maximum [Member] | Mortgage Servicing Rights [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range		400.00%	400.00%

[1]	Fair value is generally determined through independent appraisals of the underlying collateral that generally include various level 3 inputs which are not identifiable.
[2]	Appraisals may be adjusted downward by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.